UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21619

        Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2005

Shares	Description(1)	Value

	COMMON STOCKS - 95.7%
	Consumer Discretionary - 9.5%
38,000	Abercrombie & Fitch Co., Class A	$ 2,175,120
7,700	Aeropostale, Inc. #	252,175
34,800	Amazon.com, Inc. #	1,192,596
43,400	American Eagle Outfitters, Inc.	1,282,470
35,800	Best Buy Co., Inc.	1,933,558
3,400	Black & Decker Corporation	268,566
98,500	CMGI Inc. #	204,880
4,000	Career Education Corporation #	137,040
4,600	CarMax, Inc. #	144,900
13,400	Catalina Marketing Corporation	347,060
39,600	Chico's FAS, Inc. #	1,119,096
16,200	Christopher & Banks Corporation	285,120
44,800	Claire's Stores, Inc.	1,032,192
1,300	Coach, Inc. #	73,619
111,900	Delphi Corporation	501,312
48,000	The Walt Disney Company	1,379,040
8,500	R.R. Donnelley & Sons Company	268,770
56,300	Foot Locker, Inc.	1,649,590
48,900	Ford Motor Company	554,037
56,800	The Gap, Inc.	1,240,512
122,000	General Motors Corporation	3,585,580
23,300	GTECH Holdings Corporation	548,249
146,000	The Home Depot, Inc.	5,583,040
2,700	IAC/InterActiveCorp #	60,129
17,000	International Game Technology	453,220
16,500	Lennar Corporation, Class A	935,220
68,800	Limited Brands, Inc.	1,671,840
15,800	Lowe's Companies, Inc.	902,022
200	Mandalay Resort Group	14,098
58,700	Mattel Inc.	1,253,245
61,000	May Department Stores Company	2,258,220
47,500	Maytag Corporation	663,575
86,900	McDonald's Corporation	2,706,066
20,200	Michaels Stores, Inc.	733,260
107,400	Newell Rubbermaid Inc.	2,356,356
27,700	Nordstrom, Inc.	1,534,026
13,000	Omnicom Group Inc.	1,150,760
2,500	Overstock.com, Inc. #	107,475
5,900	Pacific Sunwear of California, Inc. #	165,082
1,700	J.C. Penney Company, Inc.	88,264
4,300	The Pep Boys-Manny Moe and Jack	75,594
102,800	Pier 1 Imports, Inc.	1,874,044
1,100	Polaris Industries Inc.	77,253
5,800	Priceline.com Incorporated #	146,160
6,411	Rank Group plc, Sponsored ADR	68,341
216,600	Regal Entertainment Group, Class A	4,555,098
12,800	Reuters Group plc, Sponsored ADR	590,080
22,000	Ross Stores, Inc.	641,080
7,900	Sears Holding Corporation #	1,052,063
117,800	Servicemaster	1,590,300
78,100	Sirius Satellite Radio Inc. #	438,922
12,400	Snap-on Incorporated	394,196
200	Superior Industries International, Inc.	5,282
19,700	The TJX Companies, Inc.	485,211
28,600	The Talbots, Inc.	914,628
104,200	Time Warner Inc. #	1,828,710
5,100	Travelzoo Inc. #	253,572
226,900	Tupperware Corporation	4,619,684
57,800	Unitrin, Inc.	2,624,120
8,800	Urban Outfitters, Inc. #	422,136
5,600	ValueClick, Inc. #	59,416
12,700	Viacom Inc., Class B	442,341
26,600	Whirlpool Corporation	1,801,618
10,300	XM Satellite Radio Holdings Inc., Class A #	324,450

	Consumer Staples - 9.3%
100,200	Albertson's, Inc.	2,069,130
227,000	Altria Group, Inc.	14,843,530
45,100	Avon Products, Inc.	1,936,594
2,400	The Clorox Company	151,176
153,000	The Coca-Cola Company	6,375,510
55,800	Colgate-Palmolive Company	2,911,086
72,500	ConAgra Foods, Inc.	1,958,950
12,500	Diageo plc, Sponsored ADR	711,250
48,500	The Gillette Company	2,448,280
26,600	Estee Lauder Companies Inc., Class A	1,196,468
56,200	Loews Corp - Carolina Group	1,860,220
200	Longs Drug Stores Corporation	6,844
40,500	PepsiCo, Inc.	2,147,715
195,600	The Procter & Gamble Company	10,366,800
16,100	Reynolds American Inc.	1,297,499
160,900	Sara Lee Corporation	3,565,544
4,300	UST Inc.	222,310
61,700	Vector Group Ltd	948,946
206,600	Wal-Mart Stores, Inc.	10,352,726
10,000	Walgreen Co.	444,200
6,700	Whole Foods Market Inc.	684,271

	Energy - 7.5%
151,900	ChevronTexaco Corporation	8,857,289
11,000	ConocoPhillips	1,186,240
22,500	Diamond Offshore Drilling, Inc.	1,122,750
38,100	ENSCO International Incorporated	1,434,846
439,400	Exxon Mobil Corporation	26,188,240
55,800	Halliburton Company	2,413,350
61,200	Kerr-McGee Corporation	4,793,796
11,600	Patterson-UTI Energy, Inc.	290,232
28,000	Royal Dutch Petroleum Company, ADR	1,681,120
19,600	Schlumberger Limited	1,381,408
3,200	Shell Transport & Trading Company plc, Sponsored ADR	173,952
8,800	Smith International, Inc.	552,024
102,600	Tidewater Inc	3,987,036

	Financials - 19.7%
36,800	The Allstate Corporation	1,989,408
62,300	American Financial Realty Trust	911,449
67,800	American Home Mortgage Investment Corp	1,941,792
125,600	American International Group, Inc.	6,959,496
15,000	Apartment Investment & Management Company, Class A	558,000
3,500	Australian and New Zealand Banking Group Limited, Sponsored ADR	279,055
387,900	Bank of America Corporation	17,106,390
10,300	Capital Federal Financial	356,792
11,200	The Chicago Merchantile Exchange	2,173,136
468,600	Citigroup Inc.	21,058,884
59,700	Converium Holding AG, ADR	279,993
11,300	Countrywide Financial Corporation	366,798
154,100	Crescent Real Estate Equities Company	2,517,994
23,700	A.G. Edwards, Inc.	1,061,760
19,900	Equity Office Properties Trust	599,587
46,700	Fannie Mae	2,542,815
71,600	Fidelity National Financial, Inc.	2,358,504
40,300	First Industrial Realty Trust, Inc.	1,524,549
68,900	Arthur J. Gallagher & Co	1,984,320
5,900	Gladstone Capital Corporation	125,198
20,300	The Goldman Sachs Group, Inc.	2,232,797
117,900	HRPT Properties Trust	1,404,189
100,400	HSBC Holdings plc, Sponsored ADR	7,971,760
12,500	The Hartford Financial Services Group, Inc.	857,000
359,000	JPMorgan Chase & Co	12,421,400
5,100	Jefferies Group, Inc.	192,168
1,500	Jefferson-Pilot Corporation	73,575
14,808	Ladenburg Thalmann Financial Services Inc. #	10,069
20,300	Legg Mason, Inc.	1,586,242
3,500	Liberty Property Trust	136,675
42,100	Lincoln National Corporation	1,900,394
125,700	Lloyds TSB Group plc, Sponsored ADR	4,559,139
15,200	MBNA Corporation	373,160
104,100	Marsh & McLennan Companies, Inc.	3,166,722
19,200	Mercury General Corporation	1,060,992
26,500	Merrill Lynch and Company Inc.	1,499,900
96,100	Morgan Stanley	5,501,725
7,600	National Australia Bank Limited, Sponsored ADR	834,100
16,100	Nationwide Health Properties, Inc.	325,381
7,200	New Century Financial Corporation	337,104
166,000	New York Community Bancorp, Inc.	3,014,560
112,500	Newcastle Investment Corporation	3,330,000
17,550	North Fork Bancorporation, Inc.	486,837
11,700	Reckson Associates Realty Corporation	359,190
37,400	The Charles Schwab Corporation	393,074
175,300	U.S. Bancorp	5,052,146
106,300	Wachovia Corporation	5,411,733
80,700	Waddell & Reed Financial, Inc., Class A	1,593,018
34,100	Washington Mutual, Inc.	1,346,950
101,700	Wells Fargo & Company	6,081,660
1,900	Westpac Banking Corporation	140,410
8,300	XL Capital Ltd., Class A	600,671

	Healthcare - 11.0%
111,700	Abbott Laboratories	5,207,454
33,500	Amgen Inc. #	1,950,035
35,700	Baxter International Inc.	1,213,086
394,300	Bristol-Myers Squibb Company	10,038,878
1,300	Cardinal Health, Inc.	72,540
21,800	Caremarx Rx, Inc. #	867,204
10,300	Coventry Health Care, Inc. #	701,842
100	Genentech, Inc. #	5,661
61,100	GlaxoSmithKline plc, ADR	2,805,712
15,600	Guidant Corporation	1,152,840
9,700	HCA, Inc.	519,629
100	ImClone Systems Incorporated #	3,450
208,100	Johnson & Johnson	13,975,996
78,800	Eli Lilly and Company	4,105,480
28,900	Medtronic Inc.	1,472,455
6,700	Mentor Corporation	215,070
249,900	Merck & Co. Inc.	8,089,263
7,100	OSI Pharmaceuticals, Inc. #	293,514
2,100	Omnicare, Inc.	74,445
100	Onyx Pharmaceuticals, Inc. #	3,135
4,700	PacifiCare Health Systems	267,524
570,100	Pfizer Inc.	14,976,527
36,000	Schering-Plough Corporation	653,400
2,300	Sepracor Inc. #	132,043
42,000	UnitedHealth Group Incorporated	4,005,960
10,800	Universal Health Services, Inc., Class B	565,920
21,300	WellPoint Inc. #	2,669,955
67,600	Wyeth	2,851,368

	Industrials - 12.2%
56,300	Automatic Data Processing, Inc.	2,530,685
71,400	The Boeing Company	4,174,044
66,900	Briggs & Stratton Corporation	2,435,829
37,800	Caterpillar Inc.	3,456,432
9,600	Cendant Corporation	197,184
2,000	CheckFree Corp #	81,520
1,000	Cummins Inc.	70,350
5,000	Deere & Company	335,650
83,300	Deluxe Corporation	3,320,338
1,000	Eaton Corporation	65,400
62,000	Emerson Electric Co	4,025,660
823,400	General Electric Company	29,691,804
27,800	Genuine Parts Company	1,209,022
13,600	Graco Inc	548,896
100,000	Honeywell International Inc.	3,721,000
40,600	Hubbell Incorporated, Class B	2,074,660
1,600	ITT Educational Services Inc. #	77,600
1,600	Illinois Tool Works Inc.	143,248
6,500	Ingersoll-Rand Company Ltd, Class A	517,725
3,000	Manpower Inc.	130,560
2,600	Northrop Grumman Corporation	140,348
480	PHH Corporation	10,498
2,900	Parker Hannifin Corporation	176,668
31,000	Paychex, Inc.	1,017,420
39,000	Pentair, Inc.	1,521,000
32,000	Raytheon Company	1,238,400
2,700	Reinhold Industries Inc., Class A	78,489
8,700	Republic Services Inc.	291,276
64,600	SPX Corporation	2,795,888
200	Siemens AG, Sponsored ADR	15,812
27,700	The Standard Register Company	349,020
25,600	The Stanley Works	1,158,912
8,000	StarTek, Inc.	134,400
8,300	Taser International, Inc. #	99,600
61,700	3M Co.	5,287,073
12,000	The Timken Company	328,080
95,500	Tyco International Ltd	3,227,900
27,200	United Parcel Service, Inc., Class B	1,978,528
45,300	United Technologies Corporation	4,605,198
93,200	Waste Management, Inc.	2,688,820
43,100	York International Corporation	1,688,658

	Information Technology - 12.4%
3,600	Adobe Systems Incorporated	241,812
16,300	ADTRAN, Inc.	287,532
15,000	Advanced Micro Devices Inc. #	241,800
35,500	Analog Devices, Inc.	1,282,970
42,000	Apple Computer, Inc. #	1,750,140
97,200	Applied Materials, Inc. #	1,579,500
14,900	Ask Jeeves, Inc. #	418,392
11,400	Autodesk, Inc.	339,264
34,800	BEA Systems, Inc. #	277,356
30,200	Broadcom Corporation, Class A #	903,584
284,500	Cisco Systems, Inc. #	5,089,705
18,500	Cognizant Technology Solutions Corporation, Class A #	854,700
29,600	Corning Incorporated #	329,448
46,100	Dell Inc. #	1,771,162
108,200	eBay Inc. #	4,031,532
9,600	Electronic Arts Inc. (EA) #	497,088
13,650	FactSet Research Systems Inc.	450,587
4,200	Fair Isaac Corporation	144,648
9,900	F5 Networks, Inc. #	499,851
16,900	Gentex Corporation	539,110
6,100	Google Inc., Class A #	1,101,111
129,100	Hewlett-Packard Company	2,832,454
7,000	InfoSpace, Inc. #	285,810
468,200	Intel Corporation	10,876,286
81,100	International Business Machines Corporation (IBM)	7,410,918
1,900	International Rectifier Corporation #	86,450
9,900	Internet Security Systems, Inc. #	181,170
9,700	Intersil Corporation, Class A	168,004
200	Lam Research Corporation #	5,772
13,300	Linear Technology Corporation	509,523
140,600	Lucent Technologies Inc. #	386,650
15,400	Macromedia, Inc. #	515,900
27,300	Maxim Integrated Products, Inc.	1,115,751
14,100	McAfee Inc. #	318,096
34,300	Microchip Technology Incorporated	892,143
768,000	Microsoft Corporation	18,562,560
149,100	Motorola, Inc.	2,232,027
16,600	National Semiconductor Corporation	342,126
9,900	NVIDIA Corporation #	235,224
8,300	OmniVision Technologies, Inc. #	125,745
264,600	Oracle Corporation #	3,302,208
200	Plantronics, Inc.	7,616
118,300	QUALCOM Inc.	4,335,695
6,600	Rambus Inc. #	99,462
6,100	Red Hat, Inc. #	66,551
15,100	Siebel Systems, Inc. #	137,863
100	Silicon Laboratories Inc. #	2,971
38,700	Symantec Corporation #	825,471
115,500	Texas Instruments Incorporated	2,944,095
200	United Online, Inc. #	2,094
32,400	VERITAS Software Corporation #	752,328
32,800	Veri Sign, Inc. #	941,360
12,300	WebEx Communications, Inc. #	265,557
28,600	Xilinx, Inc.	835,978
125,800	Yahoo! Inc. #	4,264,620

	Materials - 5.0%
23,800	Alcoa Inc.	723,282
3,400	Bowater Incorporated	128,078
14,400	CONSOL Energy Inc.	677,088
141,700	The Dow Chemical Company	7,063,745
161,500	E.I. du Pont de Nemours and Company	8,275,260
40,400	Eastman Chemical Company	2,383,600
72,700	The Lubrizol Corporation	2,954,528
91,400	Lyondell Chemical Company	2,551,888
112,700	Olin Corporation	2,513,210
49,300	Packaging Corp of America	1,197,497
96,400	RPM International, Inc.	1,762,192
109,900	Sonoco Products Company	3,170,615
86,700	USEC Inc.	1,411,476
66,400	Worthington Industries, Inc.	1,280,192

	Telecommunication Services - 4.3%
35,000	AT&T Corp	656,250
1,300	ALLTEL Corporation	71,305
216,900	BellSouth Corporation	5,702,301
16,400	Nextel Communications, Inc., Class A #	466,088
50,100	Nokia Oyj, Sponsored ADR	773,043
420,100	SBC Communications Inc.	9,952,169
84,700	Sprint Corporation	1,926,925
9,900	TDC A/S, Sponsored ADR	207,801
11,600	Telstra Corporation Limited, ADR	228,288
303,700	Verizon Communications Inc.	10,781,350

	Utilities - 4.8%
28,200	AGL Resources Inc.	985,026
27,000	Ameren Corporation	1,323,270
183,300	Atmos Energy Corporation	4,949,100
267,500	Citizens Communications Company	3,461,450
20,900	Consolidated Edison, Inc.	881,562
25,900	Dayton Power & Light Company	647,500
125,900	Duke Energy Corporation	3,526,459
72,700	Duquesne Light Holdings Inc.	1,302,784
11,800	Enel SpA, Sponsored ADR	566,518
93,800	Great Plains Energy Incorporated	2,868,404
18,200	KeySpan Corporation	709,254
28,500	National Fuel Gas Company	814,815
81,800	NICOR, Inc.	3,033,962
60,600	OGE Energy Corp	1,633,170
49,100	ONEOK Inc.	1,513,262
80,800	Pepco Holdings, Inc.	1,695,992
22,400	Progress Energy, Inc.	939,680
32,100	Public Service Enterprise Group	1,745,919
61,800	United Utilities plc, Sponsored ADR	1,492,470
10,700	Vectren Corporation	285,048

	Total Common Stocks (cost $669,013,698)	685,869,239

Contracts	Description	Value

	PUT OPTIONS - 0.4%
765	On S&P 500 Index, expiring 4/16/05 at 1075	$ 30,600
766	On S&P 500 Index, expiring 4/16/05 at 1100	45,960
1,685	On S&P 500 Index, expiring 5/21/05 at 1100	657,150
964	On S&P 500 Index, expiring 6/18/05 at 1100	732,640
1,567	On S&P 500 Index, expiring 6/18/05 at 1125	1,723,700

	Total Put Options (cost $3,256,450)	3,190,050

Principal
Amount (000)	Description	Value

	High-Grade Short-Term Investments (cost $33,354,184) - 4.6%
$33,354	State Street Bank Euro Dollar Time Deposit, 2.400%, 4/01/05	33,354,184

	Total Investments (cost $705,624,332) - 100.7%	722,413,473

Contracts	Description	Value

	CALL OPTIONS - (0.8)%*
(582)	On S&P 500 Index, expiring 4/16/05 at 1175	(896,280)
(1,550)	On S&P 500 Index, expiring 4/16/05 at 1200	(651,000)
(582)	On S&P 500 Index, expiring 4/16/05 at 1225	(40,740)
(636)	On S&P 500 Index, expiring 5/21/05 at 1175	(1,637,700)
(1,286)	On S&P 500 Index, expiring 5/21/05 at 1200	(1,671,800)
(636)	On S&P 500 Index, expiring 5/21/05 at 1225	(343,440)
(475)	On S&P 500 Index, expiring 6/18/05 at 1225	(498,750)

	Total Call Options (premiums received $14,936,604)	(5,739,710)

	Other Assets Less Liabilities - 0.1%	1,020,665

	Net Assets - 100%	$717,694,428

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on
	security transactions.

	At March 31, 2005, the cost of investments was $705,624,332.

	Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$39,796,888
	Depreciation	(23,007,747)

	Net unrealized appreciation of investments	$16,789,141

#	Non-income producing.
*	The aggregate value of investments that covers outstanding call options is $682,811,225.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Equity Premium Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.